Share capital and share based payments - Equity financings (Details)				12 Months Ended
	Jun. 14, 2021 CAD ($) $ / shares shares	Jun. 14, 2021 USD ($) $ / shares shares	Dec. 04, 2020 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Share capital and share based payments
Shares issued from treasury | shares	5,665,025	5,665,025	1,968,000
Price of shares issued from treasury (in dollar per share) | (per share)	$ 12.25	$ 10.15	$ 6.10
Gross proceeds for issue of shares from treasury	$ 69,396,556	$ 57,500,003	$ 12,004,800
Shares offering underwriters commission (as a percent)	5.50%	5.50%	6.00%
Issuance costs in connection to share offering | $	$ 1,640,742		$ 1,386,913	$ 1,053,282	$ 1,663,039